INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Costs and expenses
Depreciation of leased assets			$ 2,526,174	$ 2,816,343
Total	$ 3,590,101	$ 3,893,887	11,814,419	11,203,793
R&D capitalized (Note 5.8)			7,867,528	8,479,784
Total			19,681,947	19,683,577
Research and development expenses
Costs and expenses
Amortization of intangible assets			3,669,870	3,407,314
Analysis and storage			5,302	34,135
Import and export expenses				850
Depreciation of property, plant and equipment			466,453	433,289
Freight and haulage			23,924	9,080
Employee benefits and social securities			3,847,298	3,515,918
Maintenance			220,228	430,497
Energy and fuel			8,337	104,181
Supplies and materials			1,418,048	1,678,527
Mobility and travel			157,561	211,183
Share-based incentives			394,997	122,222
Publicity and advertising				20,589
Professional fees and outsourced services			848,716	746,611
Professional fees related parties			163,008	237,864
Office supplies			527,956	79,459
Information technology expenses			26,716	38,436
Insurance			35,690	62,884
Depreciation of leased assets				46,772
Miscellaneous			315	23,982
Total			$ 11,814,419	$ 11,203,793